Summary of Principal Accounting Policies - Additional Information (Detail)	12 Months Ended							12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 China Express Mail Service Corporation USD ($)	Dec. 31, 2011 China Express Mail Service Corporation USD ($)	Dec. 31, 2011 Other Expense USD ($)	Jan. 31, 2009 Land Use Rights USD ($)	Dec. 31, 2011 Land Use Rights USD ($)	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents and restricted cash				544,484,550	622,530,680
Restricted cash	246,599	1,556,852
Loss on disposal of derivative instrument								(499,361)
Acquired intangible assets useful life									50 years		5 years	15 years
Aggregate cash consideration of land use right									7,489,280
Cost of prepaid land use right										8,600,000
Sales taxes	706,540	940,745	285,092
Gross direct sales revenues	194,220,344	292,290,123	196,098,603
Gross distribution sales revenues	49,059,870	70,708,535	97,427,674
Shipping and handling costs	15,222,530	13,653,621	8,945,554
Government subsidies	2,997,096	3,037,026	2,591,538
Gain (loss) on foreign currency transactions	20,498	376,167	243,752
Accounts receivables	$ 14,279,638	$ 16,693,959				$ 3,616,458	$ 1,787,055
Percentage of accounts receivables						25.30%	10.70%